                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01434

                    LINCOLN NATIONAL VARIABLE ANNUITY FUND A
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                             Dennis L. Schoff, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                              Colleen E. Tonn, Esq.
                   The Lincoln National Life Insurance Company
                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

Registrant's telephone number, including area code: (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 through June 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

                                                         VARIABLE ANNUITY FUND A

                           [DELAWARE INVESTMENTS LOGO]

                            Lincoln National
                            Variable Annuity Fund A
                            Semiannual Report
                            June 30, 2007





                                                         VARIABLE ANNUITY FUND A

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX






DISCLOSURE OF FUND EXPENSES                                                 1

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS                                2

STATEMENT OF NET ASSETS                                                     3

STATEMENT OF OPERATIONS                                                     6

STATEMENTS OF CHANGES IN NET ASSETS                                         6

FINANCIAL HIGHLIGHTS                                                        7

NOTES TO FINANCIAL STATEMENTS                                               8


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

DISCLOSURE
     OF FUND EXPENSES
FOR THE PERIOD JANUARY 1, 2007 TO JUNE 30, 2007

As a beneficial owner of Fund A, you incur ongoing Separate Account expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Separate Account and to compare these costs with the ongoing costs of investing in other separate accounts.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

ACTUAL EXPENSES
The first section of the table, "Actual Fund A Return", provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table, "Hypothetical", provides information about hypothetical account values and hypothetical expenses based on Fund A's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not Fund A's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Fund A and other separate accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the financial reports of other separate accounts.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Fund A does not charge any transaction costs, such as sales charges (loads), redemption fees or exchange fees. The fees related to the variable annuity contract, such as the sales charge that could apply, have not been included. Therefore, the second section of the table is useful in comparing the contract costs only, and will not help you determine the relative total costs of owning the contract.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                 Expenses
                       Beginning      Ending                   Paid During
                        Account      Account     Annualized       Period
                         Value        Value        Expense      1/1/07 to
                         1/1/07      6/30/07       Ratios        6/30/07*
--------------------------------------------------------------------------


ACTUAL FUND A RETURN
Variable Annuity Fund
  A                    $1,000.00    $1,078.50       1.27%         $6.54
--------------------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Variable Annuity Fund
  A                    $1,000.00    $1,018.50       1.27%         $6.36
--------------------------------------------------------------------------



* "Expenses Paid During Period" are equal to Fund A's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                            Variable Annuity Fund A-1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A

SECTOR ALLOCATION AND TOP 10 EQUITY HOLDINGS
AS OF JUNE 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.



                                            PERCENTAGE
SECTOR                                    OF NET ASSETS
-------------------------------------------------------

COMMON STOCK                                   98.17%
-------------------------------------------------------
Aerospace & Defense                             3.49%
Beverages                                       1.47%
Biotechnology                                   2.76%
Capital Markets                                 3.54%
Chemicals                                       2.48%
Commercial Services & Supplies                  1.28%
Communications Equipment                        4.57%
Computers & Peripherals                         4.20%
Consumer Finance                                1.77%
Diversified Financial Services                  6.47%
Diversified Telecommunications
  Services                                      2.90%
Electric Utilities                              2.23%
Electrical Equipment                            0.50%
Energy Equipment & Services                     2.62%
Food & Staples Retailing                        1.29%
Food Products                                   0.35%
Health Care Equipment & Supplies                2.11%
Health Care Providers & Services                2.85%
Hotels, Restaurants & Leisure                   2.53%
Household Durables                              1.38%
Household Products                              2.17%
Industrial Conglomerates                        2.45%
Insurance                                       5.77%
Internet Software & Services                    1.46%
IT Services                                     0.27%
Machinery                                       2.89%
Media                                           3.59%
Metals & Mining                                 1.29%
Multiline Retail                                0.82%
Oil, Gas & Consumable Fuel                      7.21%
Pharmaceuticals                                 5.17%
Real Estate                                     1.20%
Road & Rail                                     0.70%
Semiconductors & Semiconductor
  Equipment                                     3.77%
Software                                        2.30%
Specialty Retail                                1.56%
Textiles, Apparel & Luxury Goods                1.95%
Thrift & Mortgage Finance                       2.10%
Tobacco                                         0.41%
Wireless Telecommunication Services             0.30%
-------------------------------------------------------
DISCOUNTED COMMERCIAL PAPER                     1.95%
-------------------------------------------------------
TOTAL VALUE OF SECURITIES                     100.12%
-------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS                                 (0.12%)
-------------------------------------------------------
TOTAL NET ASSETS                              100.00%
-------------------------------------------------------







Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                            PERCENTAGE
TOP 10 EQUITY HOLDINGS                    OF NET ASSETS
-------------------------------------------------------

Exxon Mobil                                    2.46%
Microsoft                                      2.30%
Citigroup                                      2.19%
Procter & Gamble                               2.17%
Johnson & Johnson                              1.97%
Bank of America                                1.92%
ConocoPhillips                                 1.86%
Cisco Systems                                  1.83%
International Business Machines                1.79%
Intel                                          1.72%
-------------------------------------------------------
TOTAL                                         20.21%
-------------------------------------------------------






                            Variable Annuity Fund A-2

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
June 30, 2007 (Unaudited)




                                                       FAIR
                                      NUMBER OF       VALUE
                                       SHARES        (U.S. $)


      COMMON STOCK-98.17%
      DRS Technologies............        6,800    $  $389,436
      Goodrich....................       10,600        631,336
      Northrop Grumman............        9,300        724,191
      United Technologies.........       13,700        971,741
                                                   -----------
                                                     2,716,704
                                                   -----------
      BEVERAGES-1.47%
      PepsiCo.....................       17,600      1,141,360
                                                   -----------
                                                     1,141,360
                                                   -----------
      BIOTECHNOLOGY-2.76%
   +  Amgen.......................       13,200        729,828
   +  Genentech...................        8,200        620,412
   +  Gilead Sciences.............       15,600        604,812
   +  Vertex Pharmaceuticals......        6,600        188,496
                                                   -----------
                                                     2,143,548
                                                   -----------
      CAPITAL MARKETS-3.54%
   +  Affiliated Managers Group...        4,000        515,040
      Bear Stearns................        4,400        616,000
   +  Blackstone Group............        4,485        131,276
      Mellon Financial............       13,600        598,400
      Morgan Stanley..............       10,600        889,128
                                                   -----------
                                                     2,749,844
                                                   -----------
      CHEMICALS-2.48%
      Dow Chemical................       16,200        716,364
      duPont (E.I.) deNemours.....       12,500        635,500
      Lubrizol....................        8,900        574,495
                                                   -----------
                                                     1,926,359
                                                   -----------
      COMMERCIAL SERVICES & SUPPLIES-1.28%
      Manpower....................        2,900        267,496
      Republic Services...........       13,700        419,768
      Robert Half International...        8,500        310,250
                                                   -----------
                                                       997,514
                                                   -----------
      COMMUNICATIONS EQUIPMENT-4.57%
   +  Cisco Systems...............       51,200      1,425,920
   +  Corning.....................       27,800        710,290
      Motorola....................       34,000        601,800
      QUALCOMM....................       18,700        811,393
                                                   -----------
                                                     3,549,403
                                                   -----------
      COMPUTERS & PERIPHERALS-4.20%
   +  EMC.........................       37,200        673,320
      Hewlett-Packard.............       26,900      1,200,278
      International Business
       Machines..................        13,200      1,389,300
                                                   -----------
                                                     3,262,898
                                                   -----------
      CONSUMER FINANCE-1.77%
      Capital One Financial.......        8,700        682,428
      U.S. Bancorp................       21,100        695,245
                                                   -----------
                                                     1,377,673
                                                   -----------
      DIVERSIFIED FINANCIAL SERVICES-6.47%
      Bank of America.............       30,600      1,496,034
      CIT Group...................       10,600        581,198
      Citigroup...................       33,200      1,702,828
      JPMorgan Chase..............       25,800      1,250,010
                                                   -----------
                                                     5,030,070
                                                   -----------
      DIVERSIFIED TELECOMMUNICATIONS SERVICES-2.90%
      AT&T........................       12,000        498,000
      Embarq......................        5,200        329,524
   +  Qwest Communications
       International.............        35,600        345,320
      Verizon Communications......       26,200      1,078,654
                                                   -----------
                                                     2,251,498
                                                   -----------
      ELECTRIC UTILITIES-2.23%
      Exelon......................        7,000        508,200
      FirstEnergy.................        7,400        479,002
      PPL.........................       16,000        748,640
                                                   -----------
                                                     1,735,842
                                                   -----------
      ELECTRICAL EQUIPMENT-0.50%
   +  Thomas & Betts..............        6,700        388,600
                                                   -----------
                                                       388,600
                                                   -----------
      ENERGY EQUIPMENT & SERVICES-2.62%
   +  Grant Prideco...............       14,300        769,769
   +  National Oilwell Varco......        7,500        781,800
      Tidewater...................        6,800        481,984
                                                   -----------
                                                     2,033,553
                                                   -----------
      FOOD & STAPLES RETAILING-1.29%
      CVS Caremark................       21,400        780,030
      Wal-Mart Stores.............        4,600        221,306
                                                   -----------
                                                     1,001,336
                                                   -----------
      FOOD PRODUCTS-0.35%
      Kellogg.....................        5,300        274,487
                                                   -----------
                                                       274,487
                                                   -----------
      HEALTH CARE EQUIPMENT & SUPPLIES-2.11%
   +  Cytyc.......................       10,500        452,655
   +  Gen-Probe...................        6,600        398,772
      Medtronic...................       15,200        788,272
                                                   -----------
                                                     1,639,699
                                                   -----------
      HEALTH CARE PROVIDERS & SERVICES-2.85%
   +  Express Scripts.............       15,100        755,151
      UnitedHealth Group..........       15,000        767,100

                            Variable Annuity Fund A-3

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)



7. CONTRACTUAL OBLIGATIONS (CONTINUED)



                                                       FAIR
                                      NUMBER OF       VALUE
                                       SHARES        (U.S. $)

      COMMON STOCK (CONTINUED)
      HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
   +  WellPoint...................        8,700    $   694,521
                                                   -----------
                                                     2,216,772
                                                   -----------
      HOTELS, RESTAURANTS & LEISURE-2.53%
      Burger King Holdings........       20,100        529,434
      Marriott International Class
       A.........................        13,400        579,416
      McDonald's..................       16,900        857,844
                                                   -----------
                                                     1,966,694
                                                   -----------
      HOUSEHOLD DURABLES-1.38%
      Fortune Brands..............        6,800        560,116
   +  Jarden......................       12,000        516,120
                                                   -----------
                                                     1,076,236
                                                   -----------
      HOUSEHOLD PRODUCTS-2.17%
      Procter & Gamble............       27,600      1,688,844
                                                   -----------
                                                     1,688,844
                                                   -----------
      INDUSTRIAL CONGLOMERATES-2.45%
      General Electric............       33,700      1,290,036
      Textron.....................        5,600        616,616
                                                   -----------
                                                     1,906,652
                                                   -----------
      INSURANCE-5.77%
      AFLAC.......................       13,900        714,460
      Allstate....................        8,400        516,684
      American International
       Group.....................        18,900      1,323,567
      Berkley (W.R.)..............       16,400        533,656
      Everest Re Group............        3,500        380,240
      Hanover Insurance Group.....        6,300        307,377
      Prudential Financial........        7,300        709,779
                                                   -----------
                                                     4,485,763
                                                   -----------
      INTERNET SOFTWARE & SERVICES-1.46%
   +  Digital River...............        3,700        167,425
   +  Google Class A..............        1,850        968,253
                                                   -----------
                                                     1,135,678
                                                   -----------
      IT SERVICES-0.27%
   +  VeriFone Holdings...........        5,900        207,975
                                                   -----------
                                                       207,975
                                                   -----------
      MACHINERY-2.89%
   +  AGCO........................        9,900        429,759
      Caterpillar.................       14,700      1,151,010
      Deere.......................        5,500        664,070
                                                   -----------
                                                     2,244,839
                                                   -----------
      MEDIA-3.59%
      CBS Class B.................       20,700        689,724
   +  Comcast Class A.............       16,700        469,604
   +  Comcast Special Class A.....        9,000        251,640
      Disney (Walt)...............       18,200        621,348
      Time Warner.................       36,100        759,544
                                                   -----------
                                                     2,791,860
                                                   -----------
      METALS & MINING-1.29%
      Freeport-McMoRan Copper &
       Gold......................         7,400        612,868
      Steel Dynamics..............        9,300        389,763
                                                   -----------
                                                     1,002,631
                                                   -----------
      MULTILINE RETAIL-0.82%
      MACY'S......................       16,000        636,480
                                                   -----------
                                                       636,480
                                                   -----------
      OIL, GAS & CONSUMABLE FUEL-7.21%
      Chevron.....................        7,500        631,800
      ConocoPhillips..............       18,400      1,444,400
      EOG Resources...............        6,400        467,584
      Exxon Mobil.................       22,800      1,912,464
      Occidental Petroleum........       13,400        775,592
      St. Mary Land &
       Exploration...............        10,200        373,524
                                                   -----------
                                                     5,605,364
                                                   -----------
      PHARMACEUTICALS-5.17%
      Johnson & Johnson...........       24,800      1,528,176
      Merck.......................       20,100      1,000,980
      Pfizer......................       19,200        490,944
      Wyeth.......................       17,400        997,716
                                                   -----------
                                                     4,017,816
                                                   -----------
      REAL ESTATE-1.20%
      Developers Diversified
       Realty....................         5,300        279,363
      Host Hotels & Resorts.......       14,200        328,304
      ProLogis....................        5,700        324,330
                                                   -----------
                                                       931,997
                                                   -----------
      ROAD & RAIL-0.70%
      Norfolk Southern............       10,300        541,471
                                                   -----------
                                                       541,471
                                                   -----------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.77%
      Applied Materials...........       33,200        659,684
      Intel.......................       56,300      1,337,688
      Texas Instruments...........       24,900        936,987
                                                   -----------
                                                     2,934,359
                                                   -----------
      SOFTWARE-2.30%
      Microsoft...................       60,700      1,788,829
                                                   -----------
                                                     1,788,829
                                                   -----------
      SPECIALTY RETAIL-1.56%
      Abercrombie & Fitch Class
       A.........................         8,000        583,840
      Best Buy....................       13,400        625,378
                                                   -----------
                                                     1,209,218
                                                   -----------


                            Variable Annuity Fund A-4

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS (CONTINUED)



7. CONTRACTUAL OBLIGATIONS (CONTINUED)



                                                       FAIR
                                      NUMBER OF       VALUE
                                       SHARES        (U.S. $)

      COMMON STOCK (CONTINUED)
      TEXTILES, APPAREL & LUXURY GOODS-1.95%
   +  Coach.......................       11,600    $   549,724
      NIKE Class B................        9,800        571,242
      Phillips-Van Heusen.........        6,500        393,705
                                                   -----------
                                                     1,514,671
                                                   -----------
      THRIFT & MORTGAGE FINANCE-2.10%
      Freddie Mac.................        8,100        491,670
      PMI Group...................        9,600        428,832
      Washington Mutual...........       16,800        716,352
                                                   -----------
                                                     1,636,854
                                                   -----------
      TOBACCO-0.41%
      Altria Group................        4,600        322,644
                                                   -----------
                                                       322,644
                                                   -----------
      WIRELESS TELECOMMUNICATION SERVICES-0.30%
   +  MetroPCS Communications.....        7,000        231,280
                                                   -----------
                                                       231,280
                                                   -----------
      TOTAL COMMON STOCK
       (COST $51,439,018)........                   76,315,315
                                                   -----------


                                      PRINCIPAL
                                       AMOUNT
                                      (U.S. $)

  =/  DISCOUNTED COMMERCIAL
       PAPER-1.95%
      Chesham Finance 5.402%
       7/2/07....................    $1,515,000      1,514,771
                                                   -----------
      TOTAL DISCOUNTED COMMERCIAL
       PAPER
       (COST $1,514,771).........                    1,514,771
                                                   -----------








TOTAL VALUE OF SECURITIES-100.12% (COST $52,953,789)..........................    77,830,086
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.12%).......................        (91,614)
                                                                                 ------------
NET ASSETS-100.00%............................................................   $ 77,738,472
                                                                                 ============
NET ASSETS ARE REPRESENTED BY:
VALUE OF ACCUMULATION UNITS:
3,130,207 units at $22.932 unit value.........................................   $ 71,780,749
ANNUITY RESERVES:
58,485 units at $22.932 unit value............................................      1,341,156
146,254 units at $31.565 unit value...........................................      4,616,567
                                                                                 ------------
Total Net Assets..............................................................   $ 77,738,472
                                                                                 ============




----------
+ Non-income producing security for the period ended June 30, 2007.

=/ The interest rate shown is the effective yield at the time of purchase.

 Asset-backed commercial paper.

 Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2007, the aggregate amount of these securities equaled $1,514,771 which represented 1.95% of the Fund's net assets. See Note 6 in "Notes to Financial Statements".

                             See accompanying notes


                            Variable Annuity Fund A-5

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)







INVESTMENT INCOME:
Dividends......................                $  588,669
Interest.......................                    25,737
                                               ----------
                                                  614,406
                                               ----------
EXPENSES:
Investment management
 services.....................    $  122,870
Mortality and expense
 guarantees...................       362,257      485,127
                                  ----------   ----------
NET INVESTMENT INCOME..........                   129,279
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
Net realized gain on
 investments..................     4,408,395
Net change in unrealized
 appreciation/depreciation of
 investments..................     1,249,577    5,657,972
                                  ----------   ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....                 $5,787,251
                                               ==========




                             See accompanying notes


LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENTS OF CHANGES IN NET ASSETS



                                  SIX MONTHS
                                    ENDED          YEAR
                                   6/30/07        ENDED
                                 (UNAUDITED)     12/31/06
                                 -----------   -----------


CHANGES FROM OPERATIONS:
Net investment income.........   $   129,279   $   362,290
Net realized gain on
 investments.................      4,408,395     5,157,584
Net change in net unrealized
 appreciation/depreciation of
 investments.................      1,249,577     2,413,325
                                 -----------   -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS...      5,787,251     7,933,199
Net decrease from equity
 transactions................     (4,758,856)   (7,146,219)
                                 -----------   -----------
TOTAL INCREASE IN NET ASSETS..     1,028,395       786,980
Net assets, at beginning of
 period......................     76,710,077    75,923,097
                                 -----------   -----------
NET ASSETS, AT END OF PERIOD..   $77,738,472   $76,710,077
                                 ===========   ===========




                             See accompanying notes



                            Variable Annuity Fund A-6

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
FINANCIAL HIGHLIGHTS-SELECTED PER UNIT DATA AND RATIOS

The following is selected financial data for an accumulation unit outstanding throughout each period:



                                       SIX MONTHS
                                         ENDED
                                        JUNE 30,
                                         20061                                    YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)           2006            2005            2004            2003            2002
                                      -------------------------------------------------------------------------------------------


Investment income..................     $  0.180          $ 0.354         $ 0.338         $ 0.343         $ 0.245         $ 0.253
Expenses...........................      ($0.142)          (0.257)         (0.239)         (0.218)         (0.184)         (0.191)
                                        --------          -------         -------         -------         -------         -------
Net investment income..............     $  0.038            0.097           0.099           0.125           0.061           0.062
Net realized and unrealized gain
 (loss) on investments............         1.632            2.022           0.732           1.642           3.612          (4.238)
                                        --------          -------         -------         -------         -------         -------
Increase (decrease) in accumulation
 unit value.......................         1.670            2.119           0.831           1.767           3.673          (4.176)
Accumulation unit value at
 beginning of period..............        21.262           19.143          18.312          16.545          12.872          17.048
                                        --------          -------         -------         -------         -------         -------

Accumulation unit value at end of
 period...........................      $ 22.932          $21.262         $19.143         $18.312         $16.545         $12.872
                                        ========          =======         =======         =======         =======         =======

Net assets, end of period (000
 omitted).........................      $ 77,738          $76,710         $75,923         $80,883         $79,708         $66,334
Ratio of expenses to average net
 assets...........................         1.27%            1.28%           1.28%           1.28%           1.27%           1.28%
Ratio of net investment income to
 average net assets...............         0.34%            0.48%           0.53%           0.73%           0.42%           0.41%
Total investment return............        7.85%           11.07%           4.54%          10.68%          28.54%          (24.50)%
Portfolio turnover rate............       36.51%           28.83%          20.40%          38.72%          77.30%          60.26%
Number of accumulation units
 outstanding at end of period
 (expressed in thousands):
 Accumulation units...............         3,130            3,330           3,689           4,103           4,466           4,747
 Reserve units....................           205              220             214             245             278             329



----------

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

                             See accompanying notes



                            Variable Annuity Fund A-7

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
June 30, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Fund--The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln
Life). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes--Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income-Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves--Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other--Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $786 for the six months ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

2. INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the six months ended June 30, 2007 amounted to $13,712,083 and $18,508,042, respectively.

3. EXPENSES/SALES CHARGES AND OTHER TRANSACTIONS WITH AFFILIATES
Lincoln Life is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. Lincoln Life is a direct wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, Lincoln Life receives an investment management services fee at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In prior years, retired employees of Lincoln Life invested in Fund A at lower expense levels. As of June 30, 2007, $4,616,567 of such assets remains in the Fund at a unit value of $31.565. Lincoln Life retained $1,026 from the proceeds of the sale of annuity contracts during the six months ended June 30, 2007 for sales and administrative charges. Accordingly, Lincoln Life is responsible for all sales, general, and administrative expenses applicable to the Fund.

Delaware Management Company (the "Sub-advisor") is responsible for the day-to-day management of the Fund's investment portfolio. The Sub-advisor is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of LNC. For its services, the Sub-advisor is paid directly by Lincoln Life, not the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 2007, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.


                            Variable Annuity Fund A-8

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. NET ASSETS
Net assets at June 30, 2007 consisted of the following:



Equity transactions..................   $(246,843,006)
Accumulated net investment income....      76,312,891
Accumulated net realized gain on
  investments........................     223,392,290
Net unrealized appreciation of
  investments........................      24,876,297
                                        -------------
Net assets...........................   $  77,738,472
                                        =============



5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS



                                        SIX MONTHS ENDED                           YEAR ENDED
                                   JUNE 30, 2006 (UNAUDITED)                   DECEMBER 31, 2006
                                -------------------------------         -------------------------------
                                  UNITS               AMOUNT              UNITS               AMOUNT
                                ---------         -------------         ---------         -------------


Accumulation Units:
 Balance at beginning of
  period....................    3,329,581         $(225,460,798)        3,689,070         $(218,921,842)
 Contract purchases.........        5,509               118,482            17,101               949,356
 Terminated contracts.......     (204,883)           (4,448,598)         (376,590)           (7,488,312)
                                ---------         -------------         ---------         -------------
Balance at end of period.....   3,130,207         $(229,790,914)        3,329,581         $(225,460,798)
                                =========         =============         =========         =============
Annuity Reserves:
 Balance at beginning of
  period....................      220,073         $ (16,623,352)          214,100         $ (16,016,089)
 Annuity purchases
  (payments)................      (15,334)             (428,740)            5,973              (607,263)
                                ---------         -------------         ---------         -------------
Balance at end of period.....     204,739         $ (17,052,092)          220,073         $ (16,623,352)
                                =========         =============         =========         =============




6. CREDIT RISK
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering. Section 4(2) securities have been identified on the Statement of Net Assets.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Q is available without charge on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund's proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission's website at http://www.sec.gov.


                            Variable Annuity Fund A-9

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principle Accountant Fees and Services

(a) Audit Fees

Not Applicable.

(b) Audit-Related Fees

Not Applicable.

(c) Tax Fees

Not Applicable.

(d) All Other Fees

Not Applicable.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

Not Applicable.

(e)(2) Not applicable.

(f) Not Applicable.

(g) Aggregate Non-Audit Fees

Not Applicable.

(h) Principal Accountant's Independence

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

      (a) The Registrant's president and chief accounting officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

(a) (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL VARIABLE ANNUITY FUND A (REGISTRANT)

         /s/ Kelly D Clevenger
         ---------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
         ----------------------
         Kelly D. Clevenger
         Chairman of the Board and President
         (Signature and Title)

Date: August 27, 2007

By       /s/ William P. Flory
         --------------------
         William P. Flory
         Chief Accounting Officer
         (Signature and Title)

Date: August 27, 2007